Basic and Diluted (Loss)/Earnings Per Share - Schedule of Basic (Loss)/Earnings Per Share is Based on the (Loss)/Profit Attributable to Ordinary Shareholders (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2022 MYR (RM) RM / shares shares
Schedule of Basic (Loss)/Earnings Per Share is Based on the (Loss)/Profit Attributable to Ordinary Shareholders [Abstract]
(Loss)/Profit for the year (in Ringgits and Dollars)	RM 3,512,168	$ 785,807	RM 3,754,385	RM (289,865)
Weighted average number of ordinary shares	20,031,151	20,031,151	20,000,000	20,000,000
Basic (loss)/earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.18	$ 0.04	RM 0.19	RM (0.01)